Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Aegon Government Money Market VP

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective on or about November 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) with respect to Transamerica Aegon Government Money Market VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment Management”) with respect to the portfolio. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the portfolio will be renamed; (ii) the portfolio’s principal investment strategies will be revised; and (iii) the portfolio will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the portfolio’s investment manager.

* * *

Effective on or about November 1, 2018, Transamerica Aegon Government Money Market VP will be renamed Transamerica BlackRock Government Money Market VP, and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

The portfolio is a government money market fund. The portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in:

•	High-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;

•	repurchase agreements that are fully collateralized by U.S. government securities or cash; and

•	cash.

The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the portfolio’s total assets (plus the amount of borrowings, if any, for investment purposes) in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, it’s agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations.

The portfolio will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the portfolio at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the portfolio.

In managing the portfolio’s assets, the sub-adviser uses a combination of “top down” analysis of macroeconomic and interest rate environments and “bottom up” research of sectors and issuers. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental and technical factors that may affect the movement of markets. In its “bottom up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and collateral and covenants to specific markets and individual issuers.

The portfolio invests in securities with a maximum remaining maturity of 397 days or less (with certain exceptions) and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The portfolio invests in accordance with the quality, maturity, liquidity and diversification requirements applicable to Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission. The portfolio will only purchase securities that present minimal credit risk as determined by the sub-adviser pursuant to guidelines approved by the sub-adviser or the portfolio’s Board of Trustees

The portfolio may invest in other government money market funds to the extent permitted by law.

If the portfolio takes a temporary defensive position, it will be more difficult for the portfolio to achieve its investment objective. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, including during volatile market conditions.

* * *

Investors Should Retain this Supplement for Future Reference

September 18, 2018
Transamerica AEGON Government Money Market VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Aegon Government Money Market VP

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective on or about November 1, 2018, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) with respect to Transamerica Aegon Government Money Market VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock Investment Management”) with respect to the portfolio. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the portfolio will be renamed; (ii) the portfolio’s principal investment strategies will be revised; and (iii) the portfolio will have lower management fee and sub-advisory fee schedules. These changes are described below.

TAM will continue to serve as the portfolio’s investment manager.

* * *

Effective on or about November 1, 2018, Transamerica Aegon Government Money Market VP will be renamed Transamerica BlackRock Government Money Market VP, and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:

PRINCIPAL INVESTMENT STRATEGIES:

The “Principal Investment Strategies” section included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

The portfolio is a government money market fund. The portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in:

•	High-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;

•	repurchase agreements that are fully collateralized by U.S. government securities or cash; and

•	cash.

The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the portfolio’s total assets (plus the amount of borrowings, if any, for investment purposes) in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, it’s agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations.

The portfolio will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the portfolio at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the portfolio.

In managing the portfolio’s assets, the sub-adviser uses a combination of “top down” analysis of macroeconomic and interest rate environments and “bottom up” research of sectors and issuers. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental and technical factors that may affect the movement of markets. In its “bottom up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and collateral and covenants to specific markets and individual issuers.

The portfolio invests in securities with a maximum remaining maturity of 397 days or less (with certain exceptions) and maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The portfolio invests in accordance with the quality, maturity, liquidity and diversification requirements applicable to Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission. The portfolio will only purchase securities that present minimal credit risk as determined by the sub-adviser pursuant to guidelines approved by the sub-adviser or the portfolio’s Board of Trustees

The portfolio may invest in other government money market funds to the extent permitted by law.

If the portfolio takes a temporary defensive position, it will be more difficult for the portfolio to achieve its investment objective. Although the sub-adviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, including during volatile market conditions.

* * *

Investors Should Retain this Supplement for Future Reference

September 18, 2018